Investment, Related Party	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Investment, Related Party

6. Investment, Related Party

As of December 31, 2023 and December 31, 2022, our investment in equity securities consisted solely of 177,465 and 6,466,946, respectively of common shares of Biofrontera AG, a significant shareholder. (See Note 17. Related Party Transactions). Equity securities gains and losses include unrealized gains and losses from changes in fair values during the period on equity securities we still own, as well as gains and losses on securities we sold or transferred during the period. As reflected in the consolidated statements of cash flows, we received proceeds from sales of equity securities of approximately $0.6 million during the twelve months ended December 31, 2023. There were no proceeds from sales of equity securities during the twelve months ended December 31, 2022.

(in thousands):	December 31, 2023	December 31, 2022
Net losses recognized during the period on equity securities	$(7,421)	$(1,747)
Less: Net realized losses on equity securities sold or transferred	7,219	-
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	(202)	(1,747)